Selected accounting policies (Policies)	6 Months Ended
Jun. 30, 2021
Corporate Information And Statement Of IFRS Compliance [Abstract]
Statement of IFRS compliance
Alcon's principal accounting policies are set out in Note 3 to the Consolidated Financial Statements in the Form 20-F. The preparation of financial statements requires management to make subjective and complex judgments that affect the reported amounts. Because of the inherent uncertainties, actual outcomes and results may differ from management's assumptions and estimates.
As discussed in Note 3 to the Consolidated Financial Statements in the Form 20-F, Goodwill, the Alcon brand name and acquired In-process research & development projects are reviewed for impairment at least annually and these, as well as all other investments in intangible assets, are reviewed for impairment whenever events or changes in circumstance indicate that the asset's balance sheet or reportable segment carrying amount may not be recoverable. Goodwill and other intangible assets represent a significant amount of total assets on the consolidated balance sheet. Impairment testing may lead to potentially significant impairment charges in the future, which could have a materially adverse impact on Alcon's results of operations and financial condition.